Property & Equipment, Intangible Assets, and Software Development Costs (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 903	$ 1,348
Property and equipment, amortization expense	590	22
Intangible assets, and amortization expense	$ 234,603	$ 431,037